LIABILITIES FOR ASSETS ACQUISITIONS AND SUBSIDIARIES	6 Months Ended
Jun. 30, 2020
LIABILITIES FOR ASSETS ACQUISITIONS AND SUBSIDIARIES
LIABILITIES FOR ASSETS ACQUISITIONS AND SUBSIDIARIES

23.LIABILITIES FOR ASSETS ACQUISITIONS AND SUBSIDIARIES

	June 30,	December 31,
	2020	2019
Lands and forests acquisition
Real estate receivables certificates (1)	76,286	78,345
	76,286	78,345
Business combination
Facepa (2)	42,952	42,533
Vale Florestar Fundo de Investimento em Participações ("VFFIP") (3)	538,897	420,737
	581,849	463,270
	658,135	541,615

Current liabilities	127,721	94,414
Non-current liabilities	530,414	447,201
1)	Refers to obligations with the acquisition of land, farms, reforestation and houses built in Maranhão, restated by the IPCA.
2)

Acquired in March 2018, for the amount of R$307,876, upon payment of R$267,876 and the remaining restated at the Amplified Consumer Price Index (“IPCA”), adjusted by any losses incurred through the payment date, with maturities in March 2023 and March 2028.

3)

On August 2014, the Company acquired the Vale Florestar S.A. through VFFIP, for the total amount of R$528,941 with a upon payment of R$44,998 and remaining with maturity to August 2029. The monthly settlements are subject to interest and restated at the variation of the U.S. Dollar exchange rate and partially restated by variation of the IPCA.